Note 12 - Debt - Schedule of Long-term Debt (Details) - Senior Secured Credit Facility [Member] - Revolving Operating Credit Facility [Member] - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Long-term Line of Credit, Total	$ 25,464	$ 37,000
Available for use	$ 324,536	$ 113,000